Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Subsequent Events

14.     Subsequent Events

On February 7, 2012, the Company surrendered its rights and obligations to three Alberta Crown and Natural Gas leases for the combined annual lease payment amount of $1,120.

On February 8, 2012, the Company’s rights and obligations to three Alberta Crown and Natural Gas leases expired for the combined annual lease payment amount of $2,240.

On March 8, 2012, the Company’s rights and obligations to one Alberta Crown and Natural Gas lease expired for the annual lease payment amount of $1,344.

On March 22, 2012, the Company’s rights and obligations to four Alberta Crown and Natural Gas leases expired for the combined annual lease payment amount of $3,096.

On March 22, 2012, the Company entered into a $4,000 loan agreement with an unrelated third party. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The borrower may repay the entire loan including the outstanding interest at anytime by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment.